Fair value of financial instruments - Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net fair value gains (losses) on financial liabilities designated as at FVTPL	$ 1,524	$ 8,536
Insurance [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ (371)	$ (2,805)